Deferred Taxation - Schedule of Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Liabilities [Line Items]
Balance beginning	$ (84,280)	$ (158,618)
Deferred tax credited/(charged) to profit or loss	(61,816)	69,879
Deferred tax credited to other comprehensive income/(loss)	(3,754)	4,920
Exchange realignment	2,536	(461)
Balance ending	(147,314)	(84,280)
Provision for defined benefit obligations [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance beginning	(25,555)	(30,459)
Deferred tax credited/(charged) to profit or loss
Deferred tax credited to other comprehensive income/(loss)	(3,754)	4,920
Exchange realignment	(548)	(16)
Balance ending	(29,857)	(25,555)
Depreciation allowance in excess of related depreciation [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance beginning	(3,717)	(5,081)
Deferred tax credited/(charged) to profit or loss	3,395	1,360
Deferred tax credited to other comprehensive income/(loss)
Exchange realignment	322	4
Balance ending		(3,717)
Right-of-use assets [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance beginning	(55,008)	(123,078)
Deferred tax credited/(charged) to profit or loss	(65,211)	68,519
Deferred tax credited to other comprehensive income/(loss)
Exchange realignment	2,762	(449)
Balance ending	$ (117,457)	$ (55,008)